Condensed Consolidated Interim Statements of Financial Position (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 23, 2021
Statement of Financial Position [Abstract]
Common stock, par or stated value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized (in shares)	1,000	1,000	1,000
Common stock, issued (in shares)	100	100	100	100
Common stock, outstanding (in shares)	100	100	100